Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of effect of change in foreign exchange rate

U.S. Dollar / Brazilian Real	Dec/25	Sep/25	Jun/25	Mar/25	Dec/24	Sep/24	Jun/24	Mar/24	Dec/23	Sep/23	Jun/23	Mar/23
Quarterly average exchange rate	5.40	5.45	5.67	5.85	5.84	5.55	5.21	4.95	4.96	4.88	4.95	5.20
Period-end exchange rate	5.50	5.32	5.46	5.74	6.19	5.45	5.56	5.00	4.84	5.01	4.82	5.08